8 CRC Transferred to the Parana State Government (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Parana noncurrent	R$ 1,131,449	R$ 1,254,166
2021 [Member]
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Parana noncurrent	233,817
2022 [Member]
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Parana noncurrent	249,367
2023 [Member]
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Parana noncurrent	265,951
2024 [Member]
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Parana noncurrent	283,638
After 2024 [Member]
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Parana noncurrent	R$ 98,676